Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ];   Amendment Number: ____

This Amendment (Check only one.):            [ ] is a restatement.
                                             [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

      Name:  Absa Asset Management (Pty) Ltd
   Address:  5th floor Absa Towers North (5E)
	     180 Commissioner Street
	     Johannesburg, 2001
	     South Africa


           Form 13F File Number: 028-14441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

                         Name: Anthony Smith
                        Title: Group Compliance Officer
                        Phone: 0027 11 350 7555

Signature, Place, and Date of Signing:

Anthony Smith, Johannesburg, South Africa,  May 15 , 2013


    Report Type (Check only one.):

       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-826                    Barclays PLC